Prospectus Supplement
John Hancock Investment Trust
John Hancock Fundamental Equity Income Fund (the fund)
Supplement dated June 16, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
As of June 12, 2025 (the Effective Date), Emory W. Sanders, Jr., CFA no longer serves as a portfolio manager of the fund. As of the Effective Date, Michael J. Mattioli, CFA, Nicholas P. Renart and Jonathan T. White, CFA will continue to serve as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of the Effective Date, all references to Mr. Sanders were removed from the Prospectus.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Statement of Additional Information Supplement
John Hancock Investment Trust
John Hancock Fundamental Equity Income Fund (the fund)
Supplement dated June 16, 2025 to the current Statement of Additional Information, as may be supplemented (the SAI)
As of June 12, 2025 (the Effective Date), Emory W. Sanders, Jr., CFA no longer serves as a portfolio manager of the fund. As of the Effective Date, Michael J. Mattioli, CFA, Nicholas P. Renart and Jonathan T. White, CFA will continue to serve as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of the Effective Date, all references to Mr. Sanders were removed from the SAI.
You should read this supplement in conjunction with the SAI and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Prospectus Supplement
John Hancock Investment Trust
John Hancock Fundamental Large Cap Core Fund (the fund)
Supplement dated June 16, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
Effective June 12, 2025 (the Effective Date), Emory W. (Sandy) Sanders, Jr., CFA no longer serves as a portfolio manager of the fund. Accordingly, as of the Effective Date, all references to Emory W. (Sandy) Sanders, Jr. were removed from the Prospectus. Effectively immediately, Michael J. Mattioli, CFA and Nicholas P. Renart are added as portfolio managers of the fund. Jonathan T. White, CFA will continue as a portfolio manager of the fund, and together with Michael J. Mattioli and Nicholas P. Renart are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, the following information is added under the heading “Portfolio management”:
Michael J. Mattioli, CFA
Portfolio Manager and Senior Investment Analyst
Managed the fund since 2025
Nicholas P. Renart
Portfolio Manager and Senior Investment Analyst
Managed the fund since 2025
Additionally, the following information is added under the heading “Who’s who - Subadvisor” in the “Fund details” section for the fund:
Michael J. Mattioli, CFA
●
Portfolio Manager and Senior Investment Analyst
●
Managed the fund since 2025
●
Joined Manulife IM (US) in 2011
Nicholas P. Renart
●
Portfolio Manager and Senior Investment Analyst
●
Managed the fund since 2025
●
Joined Manulife IM (US) in 2011
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Statement of Additional Information Supplement
John Hancock Investment Trust
John Hancock Fundamental Large Cap Core Fund (the fund)
Supplement dated June 16, 2025 to the current Statement of Additional Information, as may be supplemented (the SAI)
Effective June 12, 2025 (the Effective Date), Emory W. (Sandy) Sanders, Jr., CFA no longer serves as a portfolio manager of the fund. Accordingly, as of the Effective Date, all references to Emory W. (Sandy) Sanders, Jr. were removed from the SAI. Effectively immediately, Michael J. Mattioli, CFA and Nicholas P. Renart are added as portfolio managers of the fund. Jonathan T. White, CFA will continue as a portfolio manager of the fund, and together with Michael J. Mattioli and Nicholas P. Renart are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, the following information regarding Michael J. Mattioli and Nicholas P. Renart supplements the information presented in Appendix B - Portfolio Manager Information, which provides additional information about the portfolio managers of the fund’s subadvisor, Manulife Investment Management (US) LLC:
PORTFOLIO MANAGERS AND OTHER ACCOUNTS MANAGED
The following table provides information regarding other accounts for which each portfolio manager listed above has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is each portfolio manager’s investment in the fund and similarly managed accounts.
The following table provides information for each of the portfolio managers as of April 30, 2025:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Michael J. Mattioli	4	$2,816	12	$9,012	18	$4,411
Nicholas P. Renart	5	$3,568	9	$7,808	20	$4,419
Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Michael J. Mattioli	0	$0	0	$0	3	$1,531
Nicholas P. Renart	0	$0	0	$0	3	$1,531
Ownership of the Funds and Similarly Managed Accounts
The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by the portfolio managers listed above as of April 30, 2025. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. Each portfolio manager’s ownership of fund shares is stated in the footnote(s) below the table.
Portfolio Manager	Dollar Range of Shares Owned[1]
Michael J. Mattioli	none
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Portfolio Manager	Dollar Range of Shares Owned[1]
Nicholas P. Renart	$100,001–$500,000
1As of April 30, 2025, Michael J. Mattioli and Nicholas P. Renart beneficially owned none and $100,001–$500,000, respectively of the fund.
You should read this supplement in conjunction with the SAI and retain it for your future reference.